Basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income (loss) attributable to Vale's stockholders:
Net income from continuing operations	$ 6,952	$ 6,313	$ 5,211
Loss from discontinued operations	(92)	(806)	(1,229)
Net income	$ 6,860	$ 5,507	$ 3,982
Thousands of shares
Weighted average number of shares outstanding - common shares	5,182,445	5,197,432	5,197,432
Common share
Basic and diluted earnings per share from continuing operations:
Common share (US$)	$ 1.34	$ 1.21	$ 1.00
Basic and diluted loss per share from discontinued operations:
Common share (US$)	(0.02)	(0.16)	(0.23)
Basic and diluted earnings per share:
Common share (US$)	$ 1.32	$ 1.05	$ 0.77